Income Tax (Details) - Schedule of company’s net deferred tax assets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating loss carryforwards		$ 44,583,000	$ 17,599,000
Gross deferred tax assets		61,356,000	21,576,000
Valuation allowance		(58,264,000)	(20,082,000)
Total deferred tax assets		3,092,000	$ 1,494,000
CM Life Sciences, Inc.
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating loss carryforwards		16,902
Organizational costs/Startup expenses		23,469
Gross deferred tax assets		40,371
Valuation allowance	$ (426,000)	(40,371)
Total deferred tax assets		$ 0